The 2014 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	IV	VII	X	XI	XII	XIII	XIV	XV
ASSETS
Investments in mutual funds, at value:
Inflation Managed Portfolio Class I *	$642,923
Main Street® Core Portfolio Class I *		$13,950,420
Managed Bond Portfolio Class I *			$5,047,010
High Yield Bond Portfolio Class I *				$150,557
Equity Index Portfolio Class I *					$1,400,403
International Value Portfolio Class I *						$628,636
Growth Portfolio Class I *							$1,999,290
Fidelity® VIP Money Market Service Class								$717,232
Receivables:
Investments sold	65	1,422	514	15	143	64	204	73

Total Assets	642,988	13,951,842	5,047,524	150,572	1,400,546	628,700	1,999,494	717,305

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	902	7,267	3,055	265	1,872	1,037	3,118	98

Total Liabilities	902	7,267	3,055	265	1,872	1,037	3,118	98

NET ASSETS	$642,086	$13,944,575	$5,044,469	$150,307	$1,398,674	$627,663	$1,996,376	$717,207

Units Outstanding	144,143	2,810,667	1,689,026	53,115	307,873	367,442	425,615	71,868

Accumulation Unit Value	$4.45	$4.96	$2.99	$2.83	$4.54	$1.71	$4.69	$9.98

Cost of Investments	$629,554	$8,768,016	$4,561,057	$125,774	$687,362	$551,827	$1,432,879	$717,232

Shares Owned in each Portfolio	62,385	508,865	432,545	21,178	32,360	52,575	108,357	717,232

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	IV	VII	X	XI	XII	XIII	XIV	XV (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—	$12
EXPENSES
Mortality and expense risk	3,801	80,122	30,391	844	7,914	3,670	12,705	1,417
Operating expenses	160	3,367	1,277	35	333	154	534	60

Total Expenses	3,961	83,489	31,668	879	8,247	3,824	13,239	1,477

Net Investment Loss	(3,961)	(83,489)	(31,668)	(879)	(8,247)	(3,824)	(13,239)	(1,465)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,562)	212,396	22,205	61	16,006	(3,887)	44,481	—
Capital gains distributions from mutual fund investments (2)	—	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	(1,562)	212,396	22,205	61	16,006	(3,887)	44,481	—

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	41,206	607,566	144,232	7,050	74,764	12,053	9,462	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,683	$736,473	$134,769	$6,232	$82,523	$4,342	$40,704	($1,465)

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013

	IV		VII		X		XI		XII

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3,961)	($8,279)	($83,489)	($158,349)	($31,668)	($72,807)	($879)	($1,696)	($8,247)	($15,209)
Realized gain (loss) on investments	(1,562)	(7,668)	212,396	263,120	22,205	62,544	61	444	16,006	37,785
Change in net unrealized appreciation (depreciation) on investments	41,206	(55,793)	607,566	3,271,632	144,232	(198,618)	7,050	9,392	74,764	301,240

Net Increase (Decrease) in Net Assets Resulting from Operations	35,683	(71,740)	736,473	3,376,403	134,769	(208,881)	6,232	8,140	82,523	323,816

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	1,900	3,800	150,900	1,800	—	—	—	—
Transfers between variable and fixed accounts, net	(34,996)	23,292	(197,344)	(142,091)	(206,503)	(461,703)	8,784	(12,109)	27,791	(19,160)
Contract charges and deductions	—	(322)	(147,817)	(513,400)	(14,523)	(118,033)	—	(1,329)	(22,849)	(27,748)
Surrenders	(7,031)	(44,784)	(328,122)	(882,843)	(178,879)	(422,861)	(401)	(706)	(27,397)	(105,008)
Other	(57)	83	3,332	(1,427)	(57)	104	(13)	(14)	(112)	(386)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(42,084)	(21,731)	(668,051)	(1,535,961)	(249,062)	(1,000,693)	8,370	(14,158)	(22,567)	(152,302)

NET INCREASE (DECREASE) IN NET ASSETS	(6,401)	(93,471)	68,422	1,840,442	(114,293)	(1,209,574)	14,602	(6,018)	59,956	171,514

NET ASSETS
Beginning of Year or Period	648,487	741,958	13,876,153	12,035,711	5,158,762	6,368,336	135,705	141,723	1,338,718	1,167,204

End of Year or Period	$642,086	$648,487	$13,944,575	$13,876,153	$5,044,469	$5,158,762	$150,307	$135,705	$1,398,674	$1,338,718

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)

	XIII		XIV		XV (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3,824)	($7,508)	($13,239)	($24,297)	($1,465)
Realized gain (loss) on investments	(3,887)	(22,167)	44,481	(19,108)	—
Change in net unrealized appreciation (depreciation) on investments	12,053	140,562	9,462	603,337	—

Net Increase (Decrease) in Net Assets Resulting from Operations	4,342	110,887	40,704	559,932	(1,465)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	—	—	—
Transfers between variable and fixed accounts, net	29,240	(17,859)	8,617	(72,205)	718,697
Contract charges and deductions	(9,088)	(16,563)	(42,598)	(19,269)	—
Surrenders	(27,411)	(43,340)	(240,342)	(55,783)	—
Other	(13)	(165)	(70)	(720)	(25)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(7,272)	(77,927)	(274,393)	(147,977)	718,672

NET INCREASE (DECREASE) IN NET ASSETS	(2,930)	32,960	(233,689)	411,955	717,207

NET ASSETS
Beginning of Year or Period	630,593	597,633	2,230,065	1,818,110	—

End of Year or Period	$627,663	$630,593	$1,996,376	$2,230,065	$717,207

(1)	Unaudited.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
IV
01/01/2014 - 06/30/2014 (Unaudited)	$4.45	144,143	$642,086	0.00%	1.24%	5.76%
2013	4.21	153,961	648,487	0.00%	1.24%	(10.04%	)
2012	4.68	158,467	741,958	2.38%	1.23%	8.52%
2011	4.31	158,185	682,486	5.70%	1.23%	10.49%
2010	3.90	187,957	733,951	2.00%	1.23%	7.45%
2009	3.63	188,490	685,006	4.14%	1.23%	19.51%
VII
01/01/2014 - 06/30/2014 (Unaudited)	$4.96	2,810,667	$13,944,575	0.00%	1.24%	5.59%
2013	4.70	2,953,123	13,876,153	0.00%	1.24%	30.15%
2012	3.61	3,333,597	12,035,711	0.99%	1.23%	15.59%
2011	3.12	3,806,822	11,890,958	1.22%	1.23%	(0.75%	)
2010	3.15	4,291,447	13,505,979	2.39%	1.22%	14.84%
2009	2.74	856,545	2,347,372	1.53%	1.23%	27.78%
X
01/01/2014 - 06/30/2014 (Unaudited)	$2.99	1,689,026	$5,044,469	0.00%	1.24%	2.68%
2013	2.91	1,773,510	5,158,762	0.00%	1.24%	(3.41%	)
2012	3.01	2,114,674	6,368,336	4.97%	1.23%	9.37%
2011	2.75	2,676,908	7,371,133	5.89%	1.23%	2.58%
2010	2.68	2,988,599	8,022,806	3.47%	1.23%	7.63%
2009	2.49	2,982,086	7,437,873	6.61%	1.23%	19.53%
XI
01/01/2014 - 06/30/2014 (Unaudited)	$2.83	53,115	$150,307	0.00%	1.24%	4.48%
2013	2.71	50,104	135,705	0.00%	1.24%	5.93%
2012	2.56	55,427	141,723	6.88%	1.23%	13.89%
2011	2.25	61,794	138,739	10.91%	1.23%	2.16%
2010	2.20	74,521	163,784	7.65%	1.23%	13.12%
2009	1.94	75,309	146,313	8.03%	1.23%	38.16%
XII
01/01/2014 - 06/30/2014 (Unaudited)	$4.54	307,873	$1,398,674	0.00%	1.24%	6.33%
2013	4.27	313,341	1,338,718	0.00%	1.24%	30.30%
2012	3.28	355,964	1,167,204	2.05%	1.23%	14.52%
2011	2.86	500,237	1,432,250	2.93%	1.23%	0.58%
2010	2.85	526,036	1,497,416	1.96%	1.23%	13.40%
2009	2.51	613,235	1,539,306	1.79%	1.23%	24.82%
XIII
01/01/2014 - 06/30/2014 (Unaudited)	$1.71	367,442	$627,663	0.00%	1.24%	0.65%
2013	1.70	371,558	630,593	0.00%	1.24%	20.18%
2012	1.41	423,214	597,633	3.27%	1.23%	16.37%
2011	1.21	510,579	619,556	8.91%	1.23%	(13.88%	)
2010	1.41	578,232	814,727	2.73%	1.23%	1.33%
2009	1.39	593,613	825,398	2.45%	1.23%	26.44%
XIV
01/01/2014 - 06/30/2014 (Unaudited)	$4.69	425,615	$1,996,376	0.00%	1.24%	2.17%
2013	4.59	485,739	2,230,065	0.00%	1.24%	32.56%
2012	3.46	524,945	1,818,110	0.89%	1.23%	16.79%
2011	2.97	599,626	1,778,224	1.06%	1.23%	(7.11%	)
2010	3.19	666,908	2,129,054	1.09%	1.23%	9.88%
2009	2.91	823,569	2,392,765	1.05%	1.23%	35.61%
XV (4)
04/30/2014 - 06/30/2014 (Unaudited)	$9.98	71,868	$717,207	0.01%	1.24%	(0.21%	)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios of Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”). The following Variable Accounts invest in Class I shares of the corresponding portfolios of Pacific Select Fund with the exception of Variable Account XV, which invests in Fidelity VIP Money Market Service Class Portfolio (each a “Portfolio” and collectively the “Portfolios”).

Variable Accounts	Portfolios	Variable Accounts	Portfolios
IV	Inflation Managed Portfolio	XII	Equity Index Portfolio
VII	Main Street® Core Portfolio	XIII	International Value Portfolio
X	Managed Bond Portfolio	XIV	Growth Portfolio
XI	High Yield Bond Portfolio	XV	Fidelity VIP Money Market Service Class

The Separate Account organized a new variable Account during 2014: Variable Account XV, which commenced operations on April 30, 2014.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying portfolio for Variable Account I, were transferred to Fidelity VIP Money Market Portfolio Service Class, the underlying portfolio for Variable Account XV through a plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in Variable Account I after the close of business on April 30, 2014 were transferred to the Variable Account XV. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of Variable Account XV and Variable Account I, as of the close of business on April 30, 2014. Variable Account I is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

        The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of the Pacific Select Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2014.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2014, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Funds’ Investment Adviser for fund expenses in excess of stated expense limitations. For the period ended June 30, 2014, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from account transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees and any state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.65%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee from the corresponding Portfolios of PSF at an annual rate of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2014, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
IV	$376	$46,364	XII	$17,890	$48,592
VII	—	751,224	XIII	20,673	31,756
X	149,297	429,971	XIV	448	288,010
XI	8,780	1,276	XV (1)	731,305	14,073

(1)	Operations commenced during 2014.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2014, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2014 and for the year ended December 31, 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Decrease
IV	92	(9,910)	(9,818)	26,762	(31,268)	(4,506)
VII	11,046	(153,502)	(142,456)	6,918	(387,392)	(380,474)
X	68,915	(153,399)	(84,484)	3,479	(344,642)	(341,163)
XI	3,161	(150)	3,011	1,214	(6,537)	(5,323)
XII	6,340	(11,808)	(5,468)	1,234	(43,857)	(42,623)
XIII	18,175	(22,291)	(4,116)	1,745	(53,401)	(51,656)
XIV	2,069	(62,193)	(60,124)	2,111	(41,316)	(39,205)
XV (1)	73,129	(1,261)	71,868

(1)	Operations commenced during 2014 (See Note 1).

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report as of June 30, 2014

• Pacific Corinthian Variable Separate Account of

  Pacific Life Insurance Company

Form No.	1211-14A